Recently issued accounting pronouncements	6 Months Ended
Sep. 30, 2019
Recently issued accounting pronouncements
2. Recently issued accounting pronouncements
Recently adopted accounting pronouncements
In January 2016, the FASB issued ASU
No.2016-01,
“Financial Instruments—Overall (Subtopic
825-10)—Recognition
and Measurement of Financial Assets and Financial Liabilities” (“ASU
No.2016-01”).
The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Before the adoption of ASU
No.2016-01,
marketable equity securities were reported as Trading account assets and
Available-for-sale
securities whereas other equity interests, which primarily consisted of non-marketable
equity securities, were reported as Other investments. After the adoption of ASU
No.2016-01,
all of these securities are reported as Equity securities. In connection with the adoption of ASU
No.2016-01,
Investments gains (losses)—net of Equity securities and Debt securities are presented separately in the Group’s consolidated results of operations. The amounts for the prior periods have been reclassified in order to conform to the current year’s presentation. The MHFG Group adopted the ASU on April 1, 2018 and increased Retained earnings by ¥1,545 billion, net of tax, including any stranded tax amounts from prior periods, on the date of adoption. The majority of this amount related to marketable equity securities which increased Retained earnings by ¥1,530 billion, net of tax, including any stranded tax amounts from prior periods, as cumulative-effect adjustment out of
Accumulated other comprehensive income, net of tax (“
AOCI
”)
into Retained earnings. For additional information, see Note 3 “Investments”, Note 8 “Accumulated other comprehensive income, net of tax”, Note 13 “Derivative financial instruments” and Note 17 “Fair value”. The impact of the adoption resulted in a cumulative-effect adjustment out of Retained earnings to AOCI related to the instrument-specific credit risk for liabilities for which the fair value option was elected, which increased Retained earnings by ¥10 billion, net of tax, on April 1, 2018. For additional information, see Note 8 “Accumulated other comprehensive income, net of tax
”
 and Note 17 “Fair value”. The remaining ¥5 billion, net of tax, on April 1, 2018, related to equity securities that qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), which were previously measured at cost.
In February 2016, the FASB issued ASU
No.2016-02,
“Leases (Topic 842)” (“ASU
No.2016-02”).
The ASU requires lessees to recognize the assets and liabilities arising from leases on the balance sheet. Lessees should recognize liabilities to make lease payments and
ROU
assets representing its right to use the underlying assets for the lease term. This recognition applies to leases classified as operating leases and finance leases, and the update retains a distinction between finance leases and operating leases. However, the ASU has not changed the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee significantly. The ASU also requires qualitative disclosures along with specific quantitative disclosures including the amount, timing, and uncertainty of cash flows arising from leases. On April 1, 2019, the MHFG Group adopted ASU
No.2016-02
prospectively without adjustments to the comparative periods presented. The Group elected the practical expedients to not reassess whether existing contracts contain leases, lease classification for any existing leases, or initial direct costs for existing leases. At adoption, the Group recognized
ROU
assets and lease liabilities of approximately ¥0.6 trillion. The adoption of the ASU did not have material impact to the Group’s consolidated shareholders’ equity. See Note 1 “Basis of presentation” and Note 14 “Commitments and contingencies” for further information.
In August 2017, the FASB issued ASU
No.2017-12,
“Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU
No.2017-12”).
The ASU amends the current accounting for derivatives and hedging to enable entities to better portray the economic results of risk management activities in the financial statements. Specifically, the amendments: (1) eliminate the separate measurement and reporting of hedge ineffectiveness, (2) expand the ability to hedge nonfinancial and financial risk components, and (3) provide an alternative method for measuring the hedged item in fair value hedges of interest rate risk. On April 1, 2019, the MHFG Group adopted ASU
No.2017-12
using a cummulative-effective adjustment to the balance sheet as of April 1, 2019. The adoption of ASU
No.2017-12
did not have a material impact on its consolidated results of operations or financial condition.
In February 2018, the FASB issued ASU
No.2018-02,
“Income Statement—Reporting Comprehensive Income (Topic 220)—Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”
(“ASU No.2018-02”).
The ASU allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The MHFG Group adopted ASU
No.2018-02
on April 1, 2019. The adoption of ASU
No.2018-02
did not have a material impact on its consolidated results of operations or financial condition.
In October 2018, the FASB issued ASU
No.2018-16,
“Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes” (“ASU
No.2018-16”).
The ASU permits use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the interest rates on direct Treasury obligations of the U.S. government (“UST”), the London Interbank Offered Rate (“LIBOR”) swap rate, the OIS rate based on the Federal Funds Effective Rate, and the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Rate. The MHFG Group adopted ASU
No.2018-16
on April 1, 2019 on a prospective basis. The adoption of ASU
No.2018-16
did not have a material impact on its consolidated results of operations or financial condition.
Accounting pronouncements issued but not yet effective as of September 30, 2019
In June 2016, the FASB issued ASU
No.2016-13,
“Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU
No.2016-13”).
The ASU replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. The ASU also requires that credit losses on available-for-sale
debt securities be presented as an allowance for credit losses rather than as a write-down, and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. In April 2019, the FASB issued ASU
No.2019-04,
“Codification Improvements to Topic 326, Financial Instruments—Credit
Losses”
(“ASU
No.2019-04”).
The ASU clarif
ies
 the scope of the credit losses standard and address issues related to accrued interest receivable balances, recoveries, variable interest rates and prepayments, among other things. In May 2019, the FASB issued ASU
No.2019-05,
“Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief” (“ASU
No.2019-05”).
The ASU provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis.
In November 2019, the FASB issued ASU No.2019-11, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses (Topic 326)
”
(“ASU No.2019-11”). The ASU clarifies or addresses specific issues about certain aspects of the amendments in ASU No.2016-13, such as expected recoveries for purchased financial assets with credit deterioration and financial assets secured by collateral maintenance provisions.
The ASUs are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MHFG Group expects to adopt ASU
No.2016-13,
2019-04,
2019-05,
and
2019-
11
on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU
No.2016-13,
2019-04,
2019-0
5,
and
2019-
11
will have on its consolidated results of operations and financial condition, as well as on its disclosures. The Group’s implementation efforts include identifying key interpretative issues
,
assessing existing credit forecasting models and processes, and updat ing

our allowance documentation against the ASU.
The Gro
up is
also in the process of fulfillment of additional data needs for new disclosures. The Group expects that the allowance related to the Group’s loans could increase especially in the retail portfolio segment. The extent of the potential change in the allowance is under evaluation, but will depend upon the nature and characteristics of the Group’s portfolio at the adoption date, and the macroeconomic conditions and forecasts at that date.
In January 2017, the FASB issued ASU
No.2017-04,
“Intangibles—Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment” (“ASU
No.2017-04”).
The ASU eliminates Step 2, under which an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities, from the goodwill impairment test. Instead, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The ASU is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The MHFG Group expects to adopt ASU
No.2017-04
on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU
No.2017-04
will have on its consolidated results of operations and financial condition.
In August 2018, the FASB issued ASU
No.2018-13,
“Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU
No.2018-13”).
The ASU modifies the disclosure requirements for fair value measurements in order to improve the effectiveness of the notes to financial statements. The ASU mainly adds the disclosure requirements to report the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average or other quantitative information of significant unobservable inputs used to develop Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption, and other amendments should be applied retrospectively. Early application is permitted. The MHFG Group expects to adopt ASU
No.2018-13
on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU
No.2018-13
will have on the disclosures in its consolidated financial statements.
In August 2018, the FASB issued ASU
No.2018-14,
“Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic
715-20)—Disclosure
Framework—Changes to the Disclosure Requirements for Defined Benefit Plans” (“ASU
No.2018-14”).
The amendments in this update remove disclosures that no longer are considered cost beneficial, clarify the specific requirements of disclosures, and add disclosure requirements identified as relevant. Mainly, the ASU removes the disclosure requirement of the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year, and adds the disclosure requirement of the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates. The ASU is effective for fiscal years ending after December 15, 2020, and should be applied on a retrospective basis to all periods presented. Early application is permitted for all entities. The MHFG Group expects to adopt ASU
No.2018-14
on April 1, 2020. The Group is currently evaluating the potential impact that the adoption of ASU
No.2018-14
will have on the disclosures in its consolidated financial statements.
In October 2018, the FASB issued ASU
No.2018-17,
“Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU
No.2018-17”).
The ASU requires indirect interests held through related parties in common control arrangements to be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, and should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early application is permitted. The MHFG Group expects to adopt ASU
No.2018-17
on April 1, 2020. The Group does not expect that the adoption of ASU
No.2018-17
will have a material impact on its consolidated results of operations or financial condition.